Other Expenses - Summary of Other Expenses (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Expenses by nature [abstract]
Stores, spare parts and tools consumed	₨ 24,441.5	$ 353.4	₨ 22,105.6	₨ 24,191.1
Freight and transportation expenses (refer note 2(x))	78,044.7	1,128.5	114,840.9	103,534.4
Research and product development cost	42,245.7	610.9	35,318.7	34,135.7
Warranty and product liability expenses	118,921.4	1,719.6	69,978.9	85,866.4
Allowance for trade and other receivables, and finance receivables	5,344.3	77.3	400.9	7,359.5
Works operation and other expenses	259,133.9	3,747.1	261,407.3	232,674.8
Repairs to building and plant and machinery	6,115.7	88.4	6,189.7	6,273.2
Processing charges	16,343.6	236.3	13,390.8	11,720.3
Power and fuel	15,859.3	229.3	13,080.8	11,598.2
Insurance	3,552.3	51.4	3,355.9	4,121.2
Publicity	87,296.3	1,262.5	89,685.9	86,986.8
Total	₨ 657,298.7	$ 9,504.7	₨ 629,755.4	₨ 608,461.6